CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Operating activities:
Net income	$ 36,866
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and accretion expense	33,852
(Gain) loss on derivatives - commodity derivatives	(13,323)
Net cash receipts from (payments on) commodity derivatives	6,386
Stock-based compensation	1,059
Amortization of deferred financing costs	163
Gain on derivatives - common stock warrants	(5,278)
Deferred income taxes	9,964
Other	(137)
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Revenue receivable	6,433
Accrued expenses	4,609
Prepaid and other expenses	65
Other payable	815
Net cash provided by operating activities	81,474
Investing activities:
Capital expenditures for oil and natural gas properties	(105,556)
Acquisition of oil and natural gas properties	(24,370)
Net cash used in investing activities	(129,926)
Financing activities:
Proceeds from borrowing on credit facilities	25,000
Payment of expenses related to formation of Granite Ridge Resources, Inc.	(43)
Purchase of treasury shares	(1,768)
Payment of dividends	(14,640)
Net cash provided by (used in) financing activities	8,549
Net change in cash and restricted cash	(39,903)
Cash and restricted cash at beginning of period	51,133
Cash and restricted cash at end of period	11,230
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	148
Cash paid during the period for income taxes	33
Supplemental disclosure of non-cash investing activities:
Oil and natural gas property development costs in accrued expenses	3,412
Advances to operators applied to development of oil and natural gas properties	26,299
Cash and restricted cash:
Cash	10,930
Restricted cash included in other long-term assets	300
Cash and restricted cash	$ 11,230